Allowance for credit losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the period	$ 72,751	$ 72,976	$ 88,547
Provision (reversal of provision) for loan losses	6,895	(1,598)	(8,343)
Loan recovenies and other	29	1,373	262
Loans written-off	0	0	(7,490)
Balance at end of the period	79,675	72,751	72,976
Components:
Generic allowance	77,260	71,797	72,976
Specific allowance	2,415	954	0
Total allowance for loan losses	79,675	72,751	72,976
Corporations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the period	31,516	32,488	48,865
Provision (reversal of provision) for loan losses	11,250	(972)	(8,887)
Loan recovenies and other	0	0	0
Loans written-off	0	0	(7,490)
Balance at end of the period	42,766	31,516	32,488
Components:
Generic allowance	40,482	30,562	32,488
Specific allowance	2,284	954	0
Total allowance for loan losses	42,766	31,516	32,488
Banking and financial institutions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the period	30,865	28,836	30,523
Provision (reversal of provision) for loan losses	647	656	(1,704)
Loan recovenies and other	0	1,373	17
Loans written-off	0	0	0
Balance at end of the period	31,512	30,865	28,836
Components:
Generic allowance	31,512	30,865	28,836
Specific allowance	0	0	0
Total allowance for loan losses	31,512	30,865	28,836
Middle market companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the period	10,369	10,887	8,952
Provision (reversal of provision) for loan losses	(5,001)	(518)	1,690
Loan recovenies and other	29	0	245
Loans written-off	0	0	0
Balance at end of the period	5,397	10,369	10,887
Components:
Generic allowance	5,266	10,369	10,887
Specific allowance	131	0	0
Total allowance for loan losses	5,397	10,369	10,887
Sovereign [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the period	1	765	207
Provision (reversal of provision) for loan losses	(1)	(764)	558
Loan recovenies and other	0	0	0
Loans written-off	0	0	0
Balance at end of the period	0	1	765
Components:
Generic allowance	0	1	765
Specific allowance	0	0	0
Total allowance for loan losses	$ 0	$ 1	$ 765